Related Party Disclosures	9 Months Ended
Sep. 30, 2024
Related party [Abstract]
Related Party Disclosures	Related Party Disclosures
The total amounts of $11 million and $12 million due from related parties as of September 30, 2024 and December 31, 2023, respectively, have been included in receivables, prepayments and other assets (see Note 8). The $11 million and $10 million due to related parties as of September 30, 2024 and December 31, 2023, respectively, have been included in trade and other payables.

Related party balances disclosed in the interim financial statements relate to Mubadala Technology Investment Company and Silicon Manufacturing Partners Pte Ltd. ("SMP"). SMP is a joint venture with LSI Technology (Singapore) Pte. Ltd. The Company holds a 49% interest in SMP and manages all aspects of its manufacturing operations.
The following table presents the related party transactions included in the interim condensed consolidated statements of operations:

	Three Months Ended September 30		Nine Months Ended September 30
	2024	2023	2024	2023
Purchases from: *
SMP	$11	$16	$36	$39

Other transactions with:
SMP (reimbursement of expenses and contribution of tools)	$13	$23	$40	$46
Mubadala Technology (reimbursement of expenses)	2	—	6	—
	$15	$23	$46	$46
* Purchases from SMP were primarily comprised of wafers.